UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-9613

Name of Fund:  Legg Mason Investment Trust, Inc.
Fund Address:  100 Light Street
                   Baltimore, MD  21202

Name and address of agent for service:
        Mark R. Fetting, President, Legg Mason Investment Trust, Inc. 100 Light Street
        Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  December 31, 2003

Item 1 - Report to Shareholders



                                                                        CONTENTS

ANNUAL REPORT TO SHAREHOLDERS

              President's Letter                                     1
              Management's Discussion of Fund Performance            3
              Performance Information                                5
              Financial Statements                                  10

                                               ANNUAL REPORT TO SHAREHOLDERS   1

TO OUR SHAREHOLDERS,

  We are pleased to provide you with Legg Mason Opportunity Trust's annual report for the year ended December 31, 2003.

  The following table summarizes key statistics for the respective classes of the Fund, along with some comparative indices, as of December 31, 2003:

                                                Total Returns(A)
                                              --------------------
                                              3 Months   12 Months
------------------------------------------------------------------
Opportunity Trust
  Primary Class                               +10.45%     +67.95%
  Institutional Class                         +10.72%     +69.49%
Dow Jones Industrial Average(B)               +13.40%     +28.28%
S&P 500 Stock Composite Index(C)              +12.18%     +28.68%
Value Line Index(D)                           +13.80%     +37.39%

  Ernst & Young LLP, the Fund's independent auditors, has completed its annual examination of the Fund, and audited financial statements for the fiscal year ended December 31, 2003, are included in this report.

  Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does

2   ANNUAL REPORT TO SHAREHOLDERS

not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

                                                Sincerely,

                                                /s/ MARK R. FETTING

                                                Mark R. Fetting
                                                President

January 31, 2004

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

(B) A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis.

(C) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

(D) Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies.

                                               ANNUAL REPORT TO SHAREHOLDERS   3

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

LEGG MASON OPPORTUNITY TRUST

  Average annual returns for Opportunity Trust and several comparative indices for periods ended December 31, 2003, are listed below:

                                            Since           Three         One
                                         Inception(A)       Years        Year
-------------------------------------------------------------------------------
Opportunity Trust(B)
  Primary Class                              +9.20%        +13.09%      +67.95%
  Institutional Class                       +10.25%        +14.20%      +69.49%
Dow Jones Industrial Average(C)              -0.48%         +1.02%      +28.28%
S&P 500 Stock Composite Index(D)             -5.34%         -4.05%      +28.68%
Value Line Index(E)                          -4.23%         -2.68%      +37.39%

---------------

Source: Lipper Inc.

  The S&P 500 Stock Composite Index rose 28.68% in 2003, its strongest performance since appreciating a similar amount -- 28.58% to be exact -- in 1998. The rally in the market was due to a confluence of positive items, including strong earnings and GDP growth, low inflation, a significant increase in merger and acquisition activity, a quick and successful resolution to the war in Iraq, including the eventual capture of Saddam Hussein, and a Federal Reserve policy that continues to be accommodative.

  The Fund significantly outperformed the overall market in 2003, with the Fund's Primary Class up 67.95%. The Fund's strong performance was aided by several of our high beta stocks, including AES Corporation, up 212.6%, Amazon.com, Inc., up 178.6%, Friedman, Billings, Ramsey Group, up 170.6%, and Americredit Corp., up 105.8%.

---------------

(A) The Primary Class inception date is December 30, 1999. The Institutional Class inception date is June 26, 2000. Index returns are for periods beginning December 31, 1999.

(B) Past performance does not guarantee future results. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(C) A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a monthly basis.

(D) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

(E) Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies.

4   ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON OPPORTUNITY TRUST -- (CONTINUED)


  Dissecting the Fund's performance on a quarterly basis, as shown below, reveals very strong absolute and relative performance in the second quarter, resulting in significant outperformance in the first half of the calendar year:

                Opportunity Trust
     2003         Primary Class     S&P 500
-------------------------------------------
First quarter         +3.89%         -3.15%
Second quarter       +38.29%        +15.39%
Third quarter         +5.84%         +2.65%
Fourth quarter       +10.45%        +12.18%

  As a result of the very strong first half performance for the Fund, we decided to lower the Fund's volatility by partially hedging the portfolio in late June. This was accomplished primarily by shorting securities that track the NASDAQ 100 Index Tracking Stock(F) and the Biotech HOLDRs Trust.(G) We also shorted some individual securities whose share prices appeared to reflect very high expectations. As shown above, the market rose in the second half, as did most of our shorts. While the shorts were a drag on our performance in the second half of the year, the Fund still outperformed the S&P 500, rising 16.90% over the six-month period ended December 31, 2003, compared to a 15.14% rise in the S&P
500. At the end of 2003, we held a 32.7% short position in the Fund.

                                       Legg Mason Funds Management, Inc.

January 26, 2004

DJIA 10,702.51

---------------

(F) An exchange-traded fund that represents undivided ownership interests in the NASDAQ-100 Trust. The objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the component securities of the NASDAQ-100 Index. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization.

(G) The Biotech HOLDRs Trust issues depositary receipts called Biotech HOLDRs. The Trust holds shares of common stock issued by companies involved in various segments of the biotechnology industry. The companies are among the 20 largest and most liquid companies involved in the biotechnology industry as measured by market capitalization and trading volume.

                                               ANNUAL REPORT TO SHAREHOLDERS   5

PERFORMANCE INFORMATION

LEGG MASON OPPORTUNITY TRUST

  The graphs on the following pages compare the Fund's total returns to the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Institutional Class for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund's results and the index's results assume reinvestment of all dividends and distributions.

  Total return measures investment performance in terms of appreciation or depreciation in the Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

6   ANNUAL REPORT TO SHAREHOLDERS

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[PERFORMANCE CHART]

                                                             OPPORTUNITY TRUST - PRIMARY CLASS    S&P 500 STOCK COMPOSITE INDEXA
                                                             ---------------------------------    ------------------------------
12/30/99                                                          $      10000.00                     $      10000.00
                                                                         10670.00                            10229.00
                                                                         10380.00                             9958.00
                                                                         10980.00                             9861.00
12/31/00                                                                  9832.00                             9090.00
                                                                         10382.00                             8012.00
                                                                         11574.00                             8481.00
                                                                          8161.00                             7236.00
12/31/01                                                                 10022.00                             8009.00
                                                                         10728.00                             8031.00
                                                                          8713.00                             6955.00
                                                                          7118.00                             5754.00
12/31/02                                                                  8467.00                             6239.00
                                                                          8796.00                             6043.00
                                                                         12165.00                             6973.00
                                                                         12875.00                             7157.00
12/31/03                                                                 14221.00                             8029.00

                                     Cumulative      Average Annual
                                    Total Return      Total Return
                   One Year            +67.95%           +67.95%
                   Life of Class*      +42.21%            +9.20%
--------------------------------------------------------------------
                   * Inception date: December 30, 1999
                   -----------------------------------------

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------
(A) Index returns are for periods beginning December 31, 1999.

                                               ANNUAL REPORT TO SHAREHOLDERS   7

GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS

[PERFORMANCE CHART]


                                      Opportunity Trust-Institutional Class     S&P 500 Stock Composite Index B
 6/26/00                                        1000000.00
 6/30/00                                         992345.00                             1000000.00
 9/30/00                                        1052630.00                              990300.00
12/31/00                                         946163.00                              912800.00
 3/31/01                                        1001180.00                              804600.00
 6/30/01                                        1119090.00                              851700.00
 9/30/01                                         790926.00                              726700.00
12/31/01                                         973400.00                              804300.00
 3/31/02                                        1045070.00                              806500.00
 6/30/02                                         850985.00                              698500.00
 9/30/02                                         696713.00                              577800.00
12/31/02                                         831500.00                              626600.00
 3/31/03                                         864906.00                              606800.00
 6/30/03                                        1199940.00                              700200.00
 9/30/03                                        1272910.00                              718800.00
12/31/03                                        1409300.00                              806300.00


                                     Cumulative      Average Annual
                                    Total Return      Total Return
                   One Year            +69.49%           +69.49%
                   Life of Class*      +40.93%           +10.25%
--------------------------------------------------------------------
                   * Inception date: June 26, 2000
                   -----------------------------------------

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(B) Index returns are for period beginning June 30, 2000.

8   ANNUAL REPORT TO SHAREHOLDERS

SECTOR DIVERSIFICATION (AS OF DECEMBER 31, 2003)

Common Stock and Equity Interests (as a percentage of net assets)

(Pie Chart)

                         CONSUMER                                               INFORMATION     LIMITED      TELECOMMUNICATION
CONSUMER DISCRETIONARY    STAPLES     FINANCIALS    HEALTH CARE   INDUSTRIALS   TECHNOLOGY    PARTNERSHIPS       SERVICES
----------------------   --------     ----------    -----------   -----------   -----------   ------------   -----------------
21.6%                      2.40%         19.70%        4.80%         15.70%        12.30%         3.20%            13.00%


CONSUMER DISCRETIONARY   UTILITIES
----------------------   ---------
21.6%                      2.60%

TOP TEN HOLDINGS (AS OF DECEMBER 31, 2003)

                                                             % of
                        Security                          Net Assets
--------------------------------------------------------------------
Amazon.com, Inc.                                             9.2%
Tyco International Ltd.                                      8.3%
Level 3 Communications, Inc.                                 7.0%
AmeriCredit Corp.                                            6.2%
InterActiveCorp                                              5.9%
Level 3 Communications, Inc., 9.125% due 5/1/08              4.8%
Providian Financial Corporation                              4.1%
NII Holdings Inc.                                            3.4%
XM Satellite Radio Holdings Inc.                             3.3%
Friedman, Billings, Ramsey Group, Inc.                       3.0%

                                               ANNUAL REPORT TO SHAREHOLDERS   9

SELECTED PORTFOLIO PERFORMANCE(C)

Strongest performers for the year ended December 31, 2003(D)
------------------------------------------------------------------------
 1.  The AES Corporation                                         +212.6%
 2.  Amazon.com, Inc.                                            +178.6%
 3.  Friedman, Billings, Ramsey Group, Inc.                      +170.6%
 4.  AmeriCredit Corp.                                           +105.8%
 5.  VeriSign, Inc.                                              +103.2%

Weakest performers for the year ended December 31, 2003(D)
------------------------------------------------------------------------
 1.  UnumProvident Corporation                                     -7.8%
 2.  Hygrove Capital Fund                                         +10.3%
 3.  Level 3 Communications, Inc.                                 +16.3%
 4.  Washington Mutual, Inc.                                      +20.3%
 5.  Acxiom Corporation                                           +21.1%

PORTFOLIO CHANGES

Securities added during the 4th quarter 2003
--------------------------------------------
Fieldstone Investment Corporation
InterActiveCorp
Netease.com Inc. - ADR
WebMD Corporation
Yahoo! Inc.

Securities sold during the 4th quarter 2003
--------------------------------------------
Overture Services, Inc.
Research In Motion Limited
SONY Corporation - ADR

---------------
(C) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(D) Securities held for the entire year.

10   ANNUAL REPORT TO SHAREHOLDERS

PORTFOLIO OF INVESTMENTS

LEGG MASON OPPORTUNITY TRUST
December 31, 2003
(Amounts in Thousands)

                                                Shares/Par         Value
---------------------------------------------------------------------------
Common Stock and Equity Interests -- 95.3%

Consumer Discretionary -- 21.6%
  Hotels, Restaurants and Leisure -- 0.6%
  Pinnacle Entertainment, Inc.                      1,761        $   16,412(A,B)
                                                                 ----------
  Internet and Catalog Retail -- 15.1%
  Amazon.com, Inc.                                  5,000           263,200(A,C)
  InterActiveCorp                                   5,000           169,650(A)
                                                                 ----------
                                                                    432,850
                                                                 ----------
  Media -- 5.9%
  Gemstar-TV Guide International, Inc.              7,000            35,350(A)
  The Interpublic Group of Companies, Inc.          2,500            39,000(A)
  XM Satellite Radio Holdings Inc.                  3,600            94,896(A)
                                                                 ----------
                                                                    169,246
                                                                 ----------
Consumer Staples -- 2.4%
  Beverages -- 2.4%
  Cott Corporation                                  2,500            70,025(A)
                                                                 ----------
Financials -- 19.7%
  Capital Markets -- 0.8%
  Janus Capital Group Inc.                          1,334            21,883
                                                                 ----------
  Consumer Finance -- 10.2%
  AmeriCredit Corp.                                11,100           176,823(A,B,C)
  Providian Financial Corporation                  10,000           116,400(A,C)
                                                                 ----------
                                                                    293,223
                                                                 ----------
  Diversified Financials -- 1.6%
  Fieldstone Investment Corporation                 2,667            44,672(D)
                                                                 ----------
  Diversified Financial Services -- 1.7%
  CIT Group Inc.                                    1,400            50,330
                                                                 ----------

                                              ANNUAL REPORT TO SHAREHOLDERS   11

                                                Shares/Par         Value
---------------------------------------------------------------------------
Financials -- Continued
  Insurance -- 2.1%
  Aon Corporation                                     400        $    9,576
  UnumProvident Corporation                         3,300            52,041
                                                                 ----------
                                                                     61,617
                                                                 ----------
  Real Estate -- 3.0%
  Friedman, Billings, Ramsey Group, Inc.            3,700            85,396
                                                                 ----------
  Thrifts and Mortgage Finance -- 0.3%
  Washington Mutual, Inc.                             200             8,024(C)
                                                                 ----------
Health Care -- 4.8%
  Health Care Providers and Services -- 4.8%
  LifePoint Hospitals, Inc.                         1,139            33,529(A)
  Omnicare, Inc.                                    1,875            75,731
  WebMD Corporation                                 2,985            26,833(A)
                                                                 ----------
                                                                    136,093
                                                                 ----------
Industrials -- 15.7%
  Airlines -- 1.7%
  JetBlue Airways Corporation                       1,800            47,736(A)
                                                                 ----------
  Commercial Services and Supplies -- 4.3%
  Cendant Corporation                               3,700            82,399(A,C)
  Republic Services, Inc.                           1,600            41,013
                                                                 ----------
                                                                    123,412
                                                                 ----------
  Industrial Conglomerates -- 8.3%
  Tyco International Ltd.                           9,000           238,500(C)
                                                                 ----------
  Machinery -- 1.4%
  Pentair, Inc.                                       900            41,130
                                                                 ----------

12   ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON OPPORTUNITY TRUST -- CONTINUED

                                                Shares/Par         Value
---------------------------------------------------------------------------
Information Technology -- 12.3%
  Internet Software and Services -- 6.4%
  Netease.com Inc. - ADR                            1,515        $   55,885(A)
  VeriSign, Inc.                                    5,000            81,500(A)
  Yahoo! Inc.                                       1,000            45,170(A)
                                                                 ----------
                                                                    182,555
                                                                 ----------
  IT Consulting and Services -- 4.0%
  Acxiom Corporation                                3,000            55,710(A)
  Unisys Corporation                                3,900            57,915(A)
                                                                 ----------
                                                                    113,625
                                                                 ----------
  Software -- 1.9%
  Computer Associates International, Inc.           2,000            54,680
                                                                 ----------
Limited Partnerships -- 3.2%
  Arience Capital Partners I, LP                   50,000            57,150(A,E)
  Davis Partners Fund I LLP                         2,895             4,884(A,E)
  Hygrove Capital Fund                             15,000            15,748(A,E)
  Omega Capital Partners Limited                   10,000            13,909(A,E)
                                                                 ----------
                                                                     91,691
                                                                 ----------
Telecommunication Services -- 13.0%
  Diversified Telecommunication Services -- 9.6%
  Cincinnati Bell Inc.                             14,944            75,467(A,B)
  Level 3 Communications, Inc.                     34,924           199,067(A,B,C)
                                                                 ----------
                                                                    274,534
                                                                 ----------
  Wireless Telecommunication Services -- 3.4%
  NII Holdings Inc.                                 1,300            97,019(A,B)
                                                                 ----------
Utilities -- 2.6%
  Multi-Utilities and Unregulated Power -- 2.6%
  The AES Corporation                               8,000            75,520(A)
                                                                 ----------
Total Common Stock and Equity Interests (Identified
  Cost -- $1,841,316)                                             2,730,173
---------------------------------------------------------------------------

                                              ANNUAL REPORT TO SHAREHOLDERS   13

                                                Shares/Par         Value
---------------------------------------------------------------------------
Corporate and Other Bonds -- 4.8%

  Level 3 Communications, Inc., 9.125%, due
    5/1/08                                       $150,000        $  136,500(B)
                                                                 ----------
Total Corporate and Other Bonds (Identified
  Cost -- $96,503)                                                  136,500
---------------------------------------------------------------------------
Repurchase Agreements -- 1.2%

Goldman, Sachs & Company 0.97%, dated
  12/31/03, to be repurchased at $17,158 on
  1/2/04 (Collateral: $17,689 Fannie Mae
  mortgage-backed securities, 5%, due 10/1/33,
  value $17,575)                                   17,157            17,157

State Street Bank & Trust Company 0.90%, dated
  12/31/03, to be repurchased at $17,158 on
  1/2/04 (Collateral: $17,345 Fannie Mae
  notes, 2.10%, due 8/15/05, value $17,504)        17,157            17,157
                                                                 ----------
Total Repurchase Agreements (Identified Cost -- $34,314)             34,314
---------------------------------------------------------------------------
Total Investments -- 101.3% (Identified Cost --$1,972,133)        2,900,987
Other Assets Less Liabilities -- (1.3)%                             (36,720)
                                                                 ----------
NET ASSETS -- 100.0%                                             $2,864,267
                                                                 ==========
---------------------------------------------------------------------------

(A) Non-income producing.

(B) Affiliated Company -- As defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2003, the total market value of Affiliated Companies was $701,288, and the identified cost was $540,668.

(C) Pledged as collateral for securities sold short. As of December 31, 2003, the total market value of pledged securities was $985,096.

(D) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 1.6% of net assets.

(E) Investment in a limited partnership organized under the laws of the State of Delaware. Each investment is subject to withdrawal restrictions under its partnership agreement, and is illiquid and valued at fair value under procedures adopted by the Board of Directors.

                                 Acquisition Date    Cost      Value
                                 ----------------   -------   -------
Arience Capital Partners I, LP    March 2003        $50,000   $57,150
Davis Partners Fund I LLP         November 2001       2,895     4,884
Hygrove Capital Fund              May 2002           15,000    15,748
Omega Capital Partners Limited    June 2002          10,000    13,909

See notes to financial statements.

14   ANNUAL REPORT TO SHAREHOLDERS


SCHEDULE OF SECURITIES SOLD SHORT

LEGG MASON OPPORTUNITY TRUST
December 31, 2003
(Amounts in Thousands)

                                                 Shares/Par         Value
---------------------------------------------------------------------------
Common Stock and Equity Interests Sold Short -- (32.7)%

Financials -- (25.4)%
  Indexed Securities -- (25.4)%
  Nasdaq - 100 Index Tracking Stock                (20,000)       $(729,200)
                                                                  ---------
Health Care -- (4.4)%
  Biotechnology -- (4.4)%
  Biotech HOLDRs Trust                                (300)         (40,593)
  Genentech, Inc.                                     (700)         (65,499)
  ImClone Systems Incorporated                        (500)         (19,830)
                                                                  ---------
                                                                   (125,922)
                                                                  ---------
Information Technology -- (2.9)%
  Computers and Peripherals -- (0.6)%
  Sun Microsystems, Inc.                            (4,000)         (17,960)
                                                                  ---------
  Semiconductor Equipment and Production -- (2.3)%
  Intel Corporation                                 (2,000)         (64,400)
                                                                  ---------
Total Common Stock and Equity Interests Sold Short
  (Proceeds -- $(790,297))                                        $(937,482)
---------------------------------------------------------------------------

See notes to financial statements.

                                              ANNUAL REPORT TO SHAREHOLDERS   15

STATEMENT OF ASSETS AND LIABILITIES

LEGG MASON OPPORTUNITY TRUST

December 31, 2003
(Amounts in Thousands)
--------------------------------------------------------------------------
Assets:

Investment securities at market value (cost - $1,937,819):
    Affiliated                                    $  701,288
    Non-affiliated                                 2,165,385
Short-term securities at value (cost - $34,314)       34,314
                                                  ----------
      Total Investments                                         $2,900,987
Deposits with brokers for securities sold short                    942,191
Receivable for fund shares sold                                     11,285
Receivable for dividend and interest income                          3,829
                                                                ----------
                                                                 3,858,292
Liabilities:

Market value of securities sold short
  (proceeds - $790,297)                              937,482
Payable for borrowings against line of credit         50,000
Payable for fund shares repurchased                    1,980
Due to manager and distributor                         4,040
Accrued expenses                                         523
                                                  ----------
                                                                   994,025
                                                                ----------
NET ASSETS                                                      $2,864,267
                                                                ==========
Summary of Stockholders' Equity:
Accumulated paid-in-capital applicable to:
    200,437 Primary Class shares outstanding      $2,174,238
      7,633 Institutional Class shares
      outstanding                                     87,352
Undistributed net investment income/(loss)               370
Accumulated net realized gain/(loss) on
  investments and securities sold short             (179,362)
Unrealized appreciation/(depreciation) of
  investments and securities sold short              781,669
                                                  ----------
NET ASSETS                                                      $2,864,267
                                                                ==========
NET ASSET VALUE PER SHARE:
    PRIMARY CLASS                                                   $13.77
                                                                ==========
    INSTITUTIONAL CLASS                                             $13.75
                                                                ==========
--------------------------------------------------------------------------

See notes to financial statements.

16   ANNUAL REPORT TO SHAREHOLDERS

STATEMENT OF OPERATIONS

LEGG MASON OPPORTUNITY TRUST

For the Year Ended December 31, 2003
(Amounts in Thousands)
-------------------------------------------------------------------------
Investment Income:

Dividends
    Affiliated companies                          $      --
    Other dividends                                  10,145(A)
Interest
    Affiliated companies                             20,586
    Other interest                                    8,287
                                                  ---------
      Total income                                             $   39,018
Expenses:

Investment advisory fee                              15,622
Distribution and service fees                        19,951(B)
Audit and legal fees                                    132
Custodian fee                                           292
Directors' fees and expenses                             41
Dividend expense on short positions                     332
Interest expense                                        198
Registration expense                                     97
Reports to shareholders                                 234
Transfer agent and shareholder servicing
  expense:
    Primary Class                                     1,297
    Institutional Class                                  18
Other expenses                                          185
                                                  ---------
      Total expenses                                               38,399
                                                               ----------
NET INVESTMENT INCOME/(LOSS)                                          619

Net Realized and Unrealized Gain/(Loss) on
  Investments and Securities Sold Short:
Realized gain/(loss) on:
    Investments                                      53,259(C,D)
    Securities sold short                            (5,329)
Change in unrealized appreciation/(depreciation)
  of investments and securities sold short          981,998
                                                  ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  AND SECURITIES SOLD SHORT                                     1,029,928
-------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,030,547
-------------------------------------------------------------------------

(A) Net of foreign taxes withheld of $15.

(B) See Note 1, Significant Accounting Policies, in the notes to financial statements.

(C) See Note 1, Commission Recapture, in the notes to financial statements.

(D) Includes $4,550 of net realized loss on sale of shares of Affiliated Companies.

See notes to financial statements.

                                             ANNUAL REPORT TO SHAREHOLDERS    17

STATEMENT OF CHANGES IN NET ASSETS

LEGG MASON OPPORTUNITY TRUST

                                                    For the Years Ended
                                                ---------------------------
            (Amounts in Thousands)               12/31/03         12/31/02
---------------------------------------------------------------------------
Change in Net Assets:

Net investment income/(loss)                    $      619       $   16,470
Net realized gain/(loss) on investments and
  securities sold short                             47,930         (152,353)

Change in unrealized
  appreciation/(depreciation) of investments
  and securities sold short                        981,998         (161,141)
---------------------------------------------------------------------------
Change in net assets resulting from operations   1,030,547         (297,024)

Distributions to shareholders:
  From net investment income:
      Primary Class                                 (9,813)          (8,597)
      Institutional Class                           (1,166)            (556)

Change in net assets from Fund share
  transactions:
      Primary Class                                352,573           (3,581)
      Institutional Class                           47,231            6,375
---------------------------------------------------------------------------
Change in net assets                             1,419,372         (303,383)

Net Assets:

Beginning of year                                1,444,895        1,748,278
---------------------------------------------------------------------------
End of year                                     $2,864,267       $1,444,895
---------------------------------------------------------------------------
Undistributed net investment income/(loss)      $      370       $   13,403
---------------------------------------------------------------------------

See notes to financial statements.

18   ANNUAL REPORT TO SHAREHOLDERS

FINANCIAL HIGHLIGHTS

LEGG MASON OPPORTUNITY TRUST

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

PRIMARY CLASS:

                                                Years Ended December 31,
                              ------------------------------------------------------------
                                 2003         2002         2001         2000      1999(A)
------------------------------------------------------------------------------------------
Net asset value, beginning
  of year                       $8.23        $9.80        $9.65       $10.00      $10.00
                              ------------------------------------------------------------
Investment operations:
  Net investment
    income/(loss)                (.01)         .09          .04(B)       .04          --
  Net realized and
    unrealized gain/(loss)
    on investments               5.60        (1.61)         .15(B)      (.21)         --
                              ------------------------------------------------------------
  Total from investment
    operations                   5.59        (1.52)         .19         (.17)         --
                              ------------------------------------------------------------
Distributions:
  From net investment income     (.05)        (.05)        (.04)        (.04)         --
  From net realized gain on
    investments                    --           --           --         (.14)         --
                              ------------------------------------------------------------
  Total distributions            (.05)        (.05)        (.04)        (.18)         --
                              ------------------------------------------------------------
Net asset value, end of year   $13.77        $8.23        $9.80        $9.65      $10.00
                              ============================================================
Ratios/supplemental data:
  Total return                  67.95%      (15.52)%       1.94%       (1.68)%        --
  Expenses to average net
    assets                       1.90%        1.94%        1.89%        1.98%       1.99%(C,D)
  Net investment
    income/(loss) to average
    net assets                     --          .99%         .45%(B)      .63%         --
  Portfolio turnover rate        27.3%        44.4%        59.6%        25.9%         --
Net assets, end of year (in
  thousands)                  $2,759,299   $1,413,372   $1,717,283   $1,115,626   $146,093
------------------------------------------------------------------------------------------

(A) For the period December 30, 1999 (commencement of operations) to December 31, 1999.

(B) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended December 31, 2001, was an increase in net investment income per share of $.07, a decrease in net realized and unrealized gain/(loss) per share of $.07, and an increase in the ratio of net investment income/(loss) to average net assets from (.38)% to .45%. Per share data and ratios for the periods prior to January 1, 2001, have not been restated to reflect this change in accounting.

(C) Annualized.

(D) Net of fees waived by LMM pursuant to an expense limitation of 1.99% of average daily net assets through April 30, 2004. If no fees had been waived by LMM, the annualized ratio of expenses to average daily net assets for the period ended December 31, 1999, would have been 2.39%.

See notes to financial statements.

                                              ANNUAL REPORT TO SHAREHOLDERS   19

LEGG MASON OPPORTUNITY TRUST

INSTITUTIONAL CLASS:

                                                    Years Ended December 31,
                                       ---------------------------------------------------
                                         2003         2002         2001        2000(A)
------------------------------------------------------------------------------------------
Net asset value, beginning of year      $8.21         $9.78       $9.63        $10.45
                                       ---------------------------------------------------
Investment operations:
  Net investment income/(loss)            .06           .18         .12(B)        .03
  Net realized and unrealized
    gain/(loss) on investments           5.64         (1.60)        .15(B)       (.59)
                                       ---------------------------------------------------
  Total from investment operations       5.70         (1.42)        .27          (.56)
                                       ---------------------------------------------------
Distributions:
  From net investment income             (.16)         (.15)       (.12)         (.12)
  From net realized gain on
    investments                            --            --          --          (.14)
                                       ---------------------------------------------------
  Total distributions                    (.16)         (.15)       (.12)         (.26)
                                       ---------------------------------------------------
Net asset value, end of year           $13.75         $8.21       $9.78         $9.63
                                       ===================================================
Ratios/supplemental data:
  Total return                          69.49%       (14.58)%      2.88%        (5.38)%(C)
  Expenses to average net assets          .87%          .91%        .87%          .91%(D)
  Net investment income/(loss) to
    average net assets                    .98%         2.05%       1.45%(B)       .92%(D)
  Portfolio turnover rate                27.3%         44.4%       59.6%         25.9%
Net assets, end of year (in
  thousands)                           $104,968      $31,523      $30,995      $12,816
------------------------------------------------------------------------------------------

(A) For the period June 26, 2000 (commencement of operations) to December 31, 2000.

(B) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended December 31, 2001, was an increase in net investment income per share of $.07, a decrease in net realized and unrealized gain/(loss) per share of $.07, and an increase in the ratio of net investment income/(loss) to average net assets from 0.62% to 1.45%. Per share data and ratios for the periods prior to January 1, 2001, have not been restated to reflect this change in accounting.

(C) Not annualized.

(D) Annualized.

See notes to financial statements.

20   ANNUAL REPORT TO SHAREHOLDERS

NOTES TO FINANCIAL STATEMENTS

LEGG MASON OPPORTUNITY TRUST

(Amounts in Thousands)

1. Significant Accounting Policies:

  The Legg Mason Investment Trust, Inc. ("Corporation"), consisting of the Legg Mason Opportunity Trust ("Fund"), was organized on October 8, 1999, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end, non-diversified investment company.

  The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The Financial Intermediary Class is not currently active. The income and expenses of the Fund are allocated proportionately to the active classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ"), which are valued in accordance with the NASDAQ official closing price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities and other investments for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

  For the year ended December 31, 2003, investment transactions (excluding short-term investments) were:

         Purchases         Proceeds From Sales
         -------------------------------------
         $812,491               $550,064

                                              ANNUAL REPORT TO SHAREHOLDERS   21

Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Commission Recapture

  The Fund has entered into a directed brokerage agreement with State Street Bank. Under the agreement, State Street Bank will rebate to the Fund a percentage of commissions generated by the Fund. During the year ended December 31, 2003, these payments amounted to $15 and are included with realized gains on investment transactions.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in December. An additional distribution may be made to the extent necessary. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in

22   ANNUAL REPORT TO SHAREHOLDERS
accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Short Sales

  The Fund is authorized to engage in short-selling, which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis. At December 31, 2003, the value of securities sold short amounted to $937,482, against which collateral of $1,927,287 is pledged. The collateral includes a Bear Stearns deposit account and certain securities held long, as identified on the portfolio of investments. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date.

Illiquid and Restricted Securities

  The Fund may invest up to 15% of its net assets in illiquid and restricted securities. Securities are deemed "illiquid" if they cannot be disposed of within seven days for approximately the price at which the Fund values the security. Restricted securities are subject to legal or contractual restrictions on resale. These securities may be sold only in privately negotiated transactions, unless the security is subsequently registered or exempt from registration. Illiquid securities are valued at fair value under procedures established by and under the general supervision of the Board of Directors. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At December 31, 2003, 4.8% of the Fund's net assets were deemed restricted.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

                                              ANNUAL REPORT TO SHAREHOLDERS   23

  Distributions during the years ended December 31, 2003 and 2002, were characterized as follows for tax purposes:

                                 For the Years Ended
                                     December 31,
                                ----------------------
                                 2003            2002
------------------------------------------------------
Ordinary income                 $10,979         $9,153
                                -------         ------
Total distributions             $10,979         $9,153
                                =======         ======

  The tax basis components of net assets at December 31, 2003, were:

Unrealized appreciation                                    $  972,517
Unrealized depreciation                                      (192,992)
                                                           ----------
Net unrealized appreciation/(depreciation)                    779,525
Undistributed ordinary income                                     304
Capital loss carryforwards                                   (177,152)
Paid-in capital                                             2,261,590
                                                           ----------
Net assets                                                 $2,864,267
                                                           ==========

  The difference between book and tax basis unrealized depreciation is primarily due to the tax deferral of wash sale losses and cumulative partnership adjustments.

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. During the current fiscal year the Fund utilized $49,329 of capital loss carryforwards to offset current year realized gains. Unused capital loss carryforwards for federal income tax purposes at December 31, 2003, were:

         Expiration
            Date             Amount
         ---------------------------
            2010            $177,152

  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2003, the Fund recorded the following permanent reclassifications.

24   ANNUAL REPORT TO SHAREHOLDERS

Reclassifications are primarily due to the tax treatment of market discount on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

         Undistributed net investment income         $(2,674)
         Accumulated realized gain/(loss)              2,674

  At December 31, 2003, the cost of investments for federal income tax purposes was $1,974,277.

3. Transactions With Affiliates:

  The Fund has an investment management agreement with LMM, LLC ("LMM"). For its services to the Fund, LMM receives a management fee, calculated daily and payable monthly, at annual rates of the Fund's average daily net assets. Under the terms of the investment management agreement, LMM has agreed to waive its fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of average daily net assets until April 30, 2004, as shown in the following chart:

                                                                         At
                                                                  December 31, 2003
                                                                  -----------------
                       Management        Asset        Expense        Management
                          Fee         Breakpoint     Limitation     Fees Payable
-----------------------------------------------------------------------------------
Primary Class            1.00%      $0-$100 million    1.99%           $1,710
                         0.75%       in excess of
                                     $100 million

Institutional Class      1.00%      $0-$100 million    0.99%               66
                         0.75%       in excess of
                                     $100 million


  Legg Mason Funds Management, Inc. ("LMFM") serves as investment adviser to the Fund under an investment advisory agreement with LMM. For LMFM's services to the Fund, LMM (not the Fund) pays LMFM a fee, calculated daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of the Fund up to $100 million and 0.05% of the average daily net assets of the Fund in excess of $100 million. For the year ended December 31, 2003, LMFM received $1,075.

  Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund under an administrative services agreement with LMM. For LMFA's services to the Fund, LMM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of

                                              ANNUAL REPORT TO SHAREHOLDERS   25

0.05% of the average daily net assets of the Fund. LMFA has agreed to waive indefinitely all fees payable to it under the agreement.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                At December 31, 2003
                                              ------------------------
         Distribution         Service         Distribution and Service
             Fee                Fee                 Fees Payable
         -------------------------------------------------------------
            0.75%              0.25%                   $2,253

  The Fund paid $25 in brokerage commissions to Legg Mason for the year ended December 31, 2003.

  LM Fund Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $448 for the year ended December 31, 2003.

  LMM, LMFM, LMFA, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Transactions With Affiliated Companies:

  An affiliated company is a company in which the Fund has ownership of at least 5% of the company's voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

                                                 Purchased                 Sold            Dividend/
                                Value at   ---------------------   ---------------------   Interest    Value at    Realized
                                12/31/02     Cost     Shares/Par     Cost     Shares/Par    Income     12/31/03   Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp.(A)            $    --    $ 16,576      5,620     $(11,387)      (400)     $    --    $176,823     $(5,195)
Cincinnati Bell Inc.(B)          52,603          --         --           --         --           --     75,467           --
Level 3 Communications,
 Inc.(A,C)                           --      50,800     17,615      (50,766)   (50,191)      20,586    335,567          645
NII Holdings Inc.(A)                 --      86,460      1,300           --         --           --     97,019           --
Pinnacle Entertainment, Inc.     12,128          55         11           --         --           --     16,412           --
                                -------    --------     ------     --------    -------      -------    --------     -------
                                $64,731    $153,891                $(62,153)                $20,586    $701,288     $(4,550)

---------------

(A) Prior to 2003, this security did not have affiliate status because the fund owned less than 5% of the company's voting securities.

(B) Effective May 27, 2003, Broadwing Inc. changed its name to Cincinnati Bell Inc.

(C) Level 3 Communications, Inc. Cv., 9%, due 7/12/12 converted to common stock.

26   ANNUAL REPORT TO SHAREHOLDERS

5. Line of Credit:

  The Fund, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the year ended December 31, 2003, the Fund had no borrowings under the Credit Agreement.

  The Fund may borrow for investment purposes, also known as "leveraging," from a separate $100 million line of credit ("Leveraging Credit Agreement"). Leverage is the ability to get a return on a capital base that is larger than the Fund's net assets. Use of leverage can magnify the effects of changes in the value of the Fund's investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. Borrowings under the Leveraging Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin.

  For the year ended, the Fund had average daily borrowings of $27.3 million over 141 days at an average annual interest rate of 1.84%. At December 31, 2003, $50 million was outstanding with accrued interest payable of $42.

6. Fund Share Transactions:

  At December 31, 2003, there were 300,000 and 100,000 shares authorized at $0.001 par value for the Primary and Institutional Classes, respectively, of the Fund. Share transactions were:

                           Primary Class       Institutional Class
                       ---------------------   -------------------
                            Year Ended             Year Ended
                       12/31/03    12/31/02    12/31/03   12/31/02
------------------------------------------------------------------
Shares:
  Sold                    55,404      60,327      4,645     1,226
  Reinvested                 733       1,009         89        67
  Repurchased            (27,414)    (64,901)      (942)     (620)
                       ---------   ---------   --------   -------
  Net Change              28,723      (3,565)     3,792       673
                       =========   =========   ========   =======
Amount:
  Sold                 $ 627,547   $ 524,413   $ 56,394   $11,231
  Reinvested               9,631       8,425      1,166       556
  Repurchased           (284,605)   (536,419)   (10,329)   (5,412)
                       ---------   ---------   --------   -------
  Net Change           $ 352,573   $  (3,581)  $ 47,231   $ 6,375
                       =========   =========   ========   =======

                                              ANNUAL REPORT TO SHAREHOLDERS   27

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
Legg Mason Investment Trust, Inc. -- Legg Mason Opportunity Trust

  We have audited the accompanying statement of assets and liabilities of Legg Mason Opportunity Trust (the "Fund"), including the portfolio of investments and schedule of securities sold short, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Opportunity Trust at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States of America.

                                               /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania

February 6, 2004

28   ANNUAL REPORT TO SHAREHOLDERS

DIRECTORS AND OFFICERS

  The table below provides information about each of the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

 -------------------------------------------------------------------------------------------------------------
                                TERM OF
                                OFFICE
                                  AND
                 POSITION(S)    LENGTH       NUMBER OF LEGG         OTHER
                  HELD WITH     OF TIME       MASON FUNDS       DIRECTORSHIPS   PRINCIPAL OCCUPATION(S) DURING
  NAME AND AGE      FUNDS      SERVED(A)        OVERSEEN            HELD             THE PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------------------
 INDEPENDENT DIRECTORS:
 -------------------------------------------------------------------------------------------------------------
 Lehman, Arnold   Director     Since       Director/Trustee    None             Director of The Brooklyn
   L.(B)                       1999        of all Legg Mason                    Museum of Art since 1997;
 Age 59                                    funds (consisting                    Trustee of American Federation
                                           of 22 portfolios).                   of Arts since 1998. Formerly:
                                                                                Director of The Baltimore
                                                                                Museum of Art (1979-1997).
 -------------------------------------------------------------------------------------------------------------
 Masters, Robin   Director     Since       Director/Trustee    None             Retired. Director of Bermuda
 J.W.(B)                       2002        of all Legg Mason                    SMARTRISK (non-profit) since
 Age 48                                    funds (consisting                    2001. Formerly: Chief
                                           of 22 portfolios).                   Investment Officer of ACE
                                                                                Limited (insurance)
                                                                                (1995-2000).
 -------------------------------------------------------------------------------------------------------------
 McGovern, Jill   Director     Since       Director/Trustee    None             Chief Executive Officer of The
 E.(B)                         1999        of all Legg Mason                    Marrow Foundation since 1993.
 Age 59                                    funds (consisting                    Formerly: Executive Director
                                           of 22 portfolios).                   of the Baltimore International
                                                                                Festival (1991-1993); Senior
                                                                                Assistant to the President of
                                                                                The Johns Hopkins University
                                                                                (1986-1990).
 -------------------------------------------------------------------------------------------------------------
 Mehlman,         Director     Since       Director/Trustee    None             Retired. Director of The
 Arthur S.(B)                  2002        of all Legg Mason                    League for People with
 Age 61                                    funds (consisting                    Disabilities, Inc.; Director
                                           of 22 portfolios).                   of University of Maryland
                                                                                Foundation and University of
                                                                                Maryland College Park
                                                                                Foundation (non-profits).
                                                                                Formerly: Partner, KPMG LLP
                                                                                (international accounting
                                                                                firm) (1972-2002).
 -------------------------------------------------------------------------------------------------------------

                                              ANNUAL REPORT TO SHAREHOLDERS   29

 -------------------------------------------------------------------------------------------------------------
                                TERM OF
                                OFFICE
                                  AND
                 POSITION(S)    LENGTH       NUMBER OF LEGG         OTHER
                  HELD WITH     OF TIME       MASON FUNDS       DIRECTORSHIPS   PRINCIPAL OCCUPATION(S) DURING
  NAME AND AGE      FUNDS      SERVED(A)        OVERSEEN            HELD             THE PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------------------
 INDEPENDENT DIRECTORS (CONTINUED):
 -------------------------------------------------------------------------------------------------------------
 O'Brien, G.      Director     Since       Director/Trustee    Director of the  Trustee of Colgate University;
 Peter(B)                      1999        of all Legg Mason   Royce Family of  President of Hill House, Inc.
 Age 58                                    funds (consisting   Funds            (residential home care).
                                           of 22 portfolios).  (consisting of   Formerly: Managing Director,
                                                               19 portfolios);  Equity Capital Markets Group
                                                               Director of      of Merrill Lynch & Co.
                                                               Renaissance      (1971-1999).
                                                               Capital
                                                               Greenwich
                                                               Funds; Director
                                                               of Technology
                                                               Investment
                                                               Capital Corp.
 -------------------------------------------------------------------------------------------------------------
 Rowan, S.        Director     Since       Director/Trustee    None             Consultant, Rowan & Blewitt
 Ford(B)                       2002        of all Legg Mason                    Inc. (management consulting);
 Age 60                                    funds (consisting                    Visiting Associate Professor,
                                           of 22 portfolios).                   George Washington University
                                                                                since 2000; Director of Santa
                                                                                Fe Institute (scientific
                                                                                research institute) since
                                                                                1999; Director of Annapolis
                                                                                Center for Science-Based
                                                                                Public Policy since 1995.
 -------------------------------------------------------------------------------------------------------------
 INTERESTED DIRECTORS:
 -------------------------------------------------------------------------------------------------------------
 Curley, John     Chairman     Since       Chairman and        None             Director and/or officer of
   F., Jr.(C)     and          1999        Director/Trustee                     various Legg Mason affiliates.
 Age 64           Director                 of all Legg Mason                    Formerly: Vice Chairman and
                                           funds (consisting                    Director of Legg Mason, Inc.
                                           of 22 portfolios).                   and Legg Mason Wood Walker,
                                                                                Incorporated; Director of Legg
                                                                                Mason Fund Adviser, Inc. and
                                                                                Western Asset Management
                                                                                Company (each a registered
                                                                                investment adviser).
 -------------------------------------------------------------------------------------------------------------
 Fetting, Mark    President    Since       President and       Director of the  Executive Vice President of
 R.(C)            and          2001        Director/ Trustee   Royce Family of  Legg Mason, Inc.; Director
 Age 49           Director                 of all Legg Mason   Funds            and/or officer of various Legg
                                           funds (consisting   (consisting of   Mason affiliates since 2000.
                                           of 22 portfolios).  19 portfolios).  Formerly: Division President and Senior Officer of
                                                                                Prudential Financial Group,
                                                                                Inc. and related companies,
                                                                                including fund boards and
                                                                                consulting services to
                                                                                subsidiary companies (1991-
                                                                                2000); Partner, Greenwich
                                                                                Associates; Vice President, T.
                                                                                Rowe Price Group, Inc.
 -------------------------------------------------------------------------------------------------------------

30   ANNUAL REPORT TO SHAREHOLDERS

 -------------------------------------------------------------------------------------------------------------
                                TERM OF
                                OFFICE
                                  AND
                 POSITION(S)    LENGTH       NUMBER OF LEGG         OTHER
                  HELD WITH     OF TIME       MASON FUNDS       DIRECTORSHIPS   PRINCIPAL OCCUPATION(S) DURING
  NAME AND AGE      FUNDS      SERVED(A)        OVERSEEN            HELD             THE PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------------------
 INTERESTED DIRECTORS (CONTINUED):
 -------------------------------------------------------------------------------------------------------------
 Murphy,          Director     Since       Director of Legg    None             Senior Vice President, Chief
 Jennifer W.(C)                1999        Mason Investment                     Operating Officer, Chief
 Age 39                                    Trust, Inc.                          Financial Officer and Director
                                                                                of Legg Mason Funds
                                                                                Management, Inc.; Chief
                                                                                Operating Officer of LMM LLC.
                                                                                Formerly: strategy consultant
                                                                                with Corporate Decisions, Inc.
                                                                                (1992-1995).
 -------------------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS:
 -------------------------------------------------------------------------------------------------------------
 Karpinski,       Vice         Since       Vice President and  None             Vice President and Treasurer
 Marie K.(D)      President    1999        Treasurer of all                     of Legg Mason Fund Adviser,
 Age 54           and                      Legg Mason funds                     Inc. and Western Asset Funds,
                  Treasurer                (consisting of 22                    Inc.; Treasurer and Principal
                                           portfolios).                         Financial Officer of Pacific
                                                                                American Income Shares, Inc.,
                                                                                Western Asset Premier Bond
                                                                                Fund and Western
                                                                                Asset/Claymore U.S. Treasury
                                                                                Inflation Protected Securities
                                                                                Fund, and Western
                                                                                Asset/Claymore U.S. Treasury
                                                                                Inflation Protected Securities
                                                                                Fund 2.
 -------------------------------------------------------------------------------------------------------------
 Merz, Gregory    Vice         Since       Vice President,     None             Vice President and Deputy
 T.(D)            President,   2003        Secretary and                        General Counsel of Legg Mason,
 Age 45           Secretary                Chief Legal                          Inc. since 2003. Formerly:
                  and Chief                Officer of all                       Associate General Counsel,
                  Legal                    Legg Mason funds                     Fidelity Investments
                  Officer                  (consisting of 22                    (1993-2002); Associate,
                                           portfolios)                          Debevoise & Plimpton
                                                                                (1985-1993).
 -------------------------------------------------------------------------------------------------------------

            ADDITIONAL INFORMATION ABOUT THE CORPORATION'S DIRECTORS
            AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
             INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
                            CALLING 1-800-822-5544.

---------------

()A Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re- election by shareholders only as and when required by the 1940 Act. Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors.

()B Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O'Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

()C Mr. Curley, Mr. Fetting and Ms. Murphy are considered to be interested persons (as defined in the 1940 Act) of the Corporation by virtue of being employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Corporation.

()D Officers of the Corporation are interested persons (as defined in the 1940
    Act).

Investment Adviser

   LMM, LLC

   Baltimore, MD

Board of Directors

   John F. Curley, Jr., Chairman

   Mark R. Fetting, President

   Arnold L. Lehman

   Robin J.W. Masters

   Dr. Jill E. McGovern

   Arthur S. Mehlman

   Jennifer W. Murphy

   G. Peter O'Brien

   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer

   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer

   Wm. Shane Hughes, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services

   Braintree, MA

Custodian

   State Street Bank & Trust Company

   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP

   Washington, DC

Independent Auditors

   Ernst & Young LLP

   Philadelphia, PA

ABOUT THE LEGG MASON FUNDS

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.


This report is not to be distributed unless preceded or accompanied by a prospectus.


   LEGG MASON FUNDS                   LEGG MASON INSTITUTIONAL FUNDS
   For Primary Class Shareholders     For FI and I Class
   800-822-5544                       Shareholders
   www.leggmasonfunds.com             888-425-6432
                                      www.lminstitutionalfunds.com

                      LEGG MASON WOOD WALKER, INCORPORATED
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-088                                                  [LEGG MASON FUNDS LOGO]

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

        THE REGISTRANT, LEGG MASON INVESTMENT TRUST, INC. ON AUGUST 6, 2003, ADOPTED A CODE OF ETHICS THAT APPLIES TO THE FUND PRESIDENT AND TREASURER, A COPY OF WHICH IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

        THE DIRECTORS OF LEGG MASON INVESTMENT TRUST, INC. DETERMINED THAT THE FUND HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

        MR. ARTHUR S. MEHLMAN IS THE AUDIT COMMITTEE FINANCIAL EXPERT. HE IS "INDEPENDENT."

Item 4 - Principal Accounting Fees and Services

(a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        FY 02 - $29,000
        FY 03 - $34,900

(b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

        THERE WERE NO ADDITIONAL FEES DURING EACH OF THE LAST TWO FISCAL YEARS THAT WERE NOT DISCLOSED IN ITEM (a) ABOVE.

(c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category.

        FY 02 - $5,750
        FY 03 - $5,100

        SERVICES INCLUDE PREPARATION OF FEDERAL AND STATE INCOME TAX RETURNS, REVIEW OF EXCISE TAX DISTRIBUTION REQUIREMENTS AND PREPARATION OF EXCISE TAX RETURNS.

(d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

        THERE WERE NO ADDITIONAL FEES DURING EACH OF THE LAST TWO FISCAL YEARS THAT WERE NOT DISCLOSED IN ITEMS (a) OR (c) ABOVE.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        THE AUDIT COMMITTEE'S ONLY POLICY IS DELEGATION TO ITS CHAIRPERSON OF THE AUTHORITY TO PRE-APPROVE ITEMS THAT REQUIRE A DECISION PRIOR TO THE NEXT MEETING OF THE COMMITTEE.

        (2) Disclose the percentage of services described in each of paragraphs
        (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        NONE.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

        NOT APPLICABLE.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

        NONE.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        NOT APPLICABLE.

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

               (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

(a)    Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

       WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

        THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits
             (a)      File the exhibits listed below as part of this Form.
    (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

        (ATTACHED)

    (a)(2)A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

        (ATTACHED)

    (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
        78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

        (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President,
Legg Mason Investment Trust, Inc.

Date:    2/20/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President,
Legg Mason Investment Trust, Inc.

Date:   2/20/04


By: /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Treasurer,
Legg Mason Investment Trust, Inc.

Date:   2/20/04